Stockholders' Equity (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 22, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Mar. 24, 2016	Mar. 15, 2016	Feb. 29, 2016	Feb. 24, 2016	Feb. 03, 2016	Dec. 31, 2014
Stockholders' Equity (Textual)
Preferred stock, shares issued		4,578,070		1,369,735	4,578,070					0
Preferred stock, shares outstanding		4,578,070		1,369,735	4,578,070					0
Preferred Stock, Value, Issued		$ 458		$ 137
Common stock, shares issued		9,720,218		8,836,421	9,720,218					3,642,084
Common stock, shares outstanding		9,720,218		8,836,421	9,720,218					3,642,084
Common Stock, Value, Issued		$ 972		$ 884						$ 364
Purchase of common stock		499,000	0	0
Employee Stock Option [Member]
Stockholders' Equity (Textual)
Purchase of common stock	499,000
Stock price per share	$ 2.05
Minimum vesting period	3 years
Chief Executive Officer [Member]
Stockholders' Equity (Textual)
Common stock, shares issued						242,131
Common Stock, Value, Issued						$ 500,000
Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred Stock, per share		$ 4.00		$ 4.00
Common Stock [Member]
Stockholders' Equity (Textual)
Preferred stock convertible into common stock shares		4,578,070		1,369,735
Outstanding warrants exercisable shares		7,875,000		7,875,000
Business combination description		(i) adjustments to the merger consideration payable to the Members as a result of Tempus' working capital and/or debt as of the completion of the Business Combination varying from the estimates that were made at the time of the consummation of the Business Combination, (ii) Tempus meeting certain financial milestones pursuant to the earn-out provisions of the Merger Agreement, up to a total of 6,300,000 shares and (iii) any indemnification payments that are made under the Merger Agreement by delivery of shares of common stock. The shares of common stock issued to the Members under the Merger Agreement are subject to certain lock-up restrictions as set forth in the Tempus Registration Rights Agreement to which the Members are subject. Additionally, we may issue awards for up to a maximum of 640,616 shares of common stock under our 2015 Omnibus Equity Incentive Plan.		(i) adjustments to the merger consideration payable to the Members as a result of Tempus' working capital and/or debt as of the completion of the Business Combination varying from the estimates that were made at the time of the consummation of the Business Combination, (ii) Tempus meeting certain financial milestones pursuant to the earn-out provisions of the Merger Agreement, up to a total of 6,300,000 shares and (iii) any indemnification payments that are made under the Merger Agreement by delivery of shares of common stock. Additionally, we may issue awards for up to a maximum of 640,616 shares of common stock under our 2015 Omnibus Equity Incentive Plan.
Market price description		(i) July 31, 2016 or earlier if the last sales price of our common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after July 31, 2015, or (ii) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property. In addition, 234,375 Founder Shares are subject to forfeiture pro rata by Chart's initial stockholders in the event the last sales price of our common stock does not equal or exceed $11.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period within 60 months following July 31, 2015. An additional 234,375 Founder Shares, will be subject to forfeiture pro rata by Chart's initial stockholders in the event the last sales price of our common stock does not equal or exceed $13.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period prior to July 31, 2020.		(i) July 31, 2016 or earlier if the last sales price of our common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after July 31, 2015, or (ii) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property. In addition, 234,375 Founder Shares are subject to forfeiture pro rata by Chart's initial stockholders in the event the last sales price of our common stock does not equal or exceed $11.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period within 60 months following July 31, 2015. An additional 234,375 Founder Shares, will be subject to forfeiture pro rata by Chart's initial stockholders in the event the last sales price of our common stock does not equal or exceed $13.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period prior to July 31, 2020.
Maximum [Member] | Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred stock description		The holder would beneficially own in excess of either 4.99% or 9.99% (the "Maximum Percentage")		The holder would beneficially own in excess of either 4.99% or 9.99% (the "Maximum Percentage")
Percentage of issued and outsatanding preferred stock		4.99%		4.99%
Series A Warrant [Member] | Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred stock, shares issued		3,187,500		3,187,500
Preferred stock, shares outstanding		3,187,500		3,187,500
Series A Warrant [Member] | Common Stock [Member]
Stockholders' Equity (Textual)
Outstanding warrants exercisable shares		3,187,500		3,187,500
Series B Warrant [Member]
Stockholders' Equity (Textual)
Market price description		On October 31, 2016, as applicable, if 90% of the average of the four lowest volume-weighted average prices of common stock for the preceding 10 trading days (the "Alternative Market Price") is less than $4.00 (subject an Alternative Market Price floor of $1.80), the holder of a Series B Warrant can exercise such Series B Warrant to acquire on a cashless basis a number of shares of common stock or preferred stock equal to (depending on the Market Price) up to 488.9% of the number of shares that could otherwise be purchased under such Series B Warrant pursuant to a cash exercise, with the lower the Alternative Market Price, the more shares being available for acquisition by the Series B Warrant holder pursuant to this alternative cashless exercise.		On October 31, 2016 or April 30, 2017, as applicable, if 90% of the average of the four lowest volume-weighted average prices of common stock for the preceding 10 trading days (the "Alternative Market Price") is less than $4.00 (subject an Alternative Market Price floor of $1.80), the holder of a Series B Warrant can exercise such Series B Warrant to acquire on a cashless basis a number of shares of common stock or Preferred Stock equal to (depending on the Market Price) up to 488.9% of the number of shares that could otherwise be purchased under such Series B Warrant pursuant to a cash exercise, with the lower the Alternative Market Price, the more shares being available for acquisition by the Series B Warrant holder pursuant to this alternative cashless exercise.
Series B Warrant [Member] | Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred stock, shares issued				1,062,500	275,000
Preferred stock, shares outstanding				1,062,500	275,000
Maximum shares of cashless exercise feature				5,194,449
Series B Warrant [Member] | Common Stock [Member]
Stockholders' Equity (Textual)
Outstanding warrants exercisable shares		275,000		1,062,500
Maximum shares of cashless exercise feature		1,344,446		5,194,449
Series B-1 Warrants [Member]
Stockholders' Equity (Textual)
Preferred stock, shares issued							1,527,778		1,680,557
Preferred Stock, Value, Issued							$ 2,979,167		$ 3,361,114
Series B-2 Warrants and Series B-3 Warrants [Member]
Stockholders' Equity (Textual)
Common stock, shares issued								641,666
Common Stock, Value, Issued								$ 1,251,249